FAIR VALUE MEASUREMENT - Inputs (Details) € in Thousands, $ in Millions	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 EUR (€) $ / shares shares	Dec. 31, 2025 EUR (€)
Level 3
FAIR VALUE MEASUREMENT
Fair value | €		€ 33,597	€ 18,143
2025 Convertible Loan Warrants | Share price
FAIR VALUE MEASUREMENT
Key inputs	6.26	6.26
2025 Convertible Loan Warrants | Strike
FAIR VALUE MEASUREMENT
Key inputs	4.1956	4.1956
2025 Convertible Loan Warrants | Volatility
FAIR VALUE MEASUREMENT
Key inputs	0.912	0.912
2025 Convertible Loan Warrants | Risk-free rate
FAIR VALUE MEASUREMENT
Key inputs	0.039	0.039
2025 Convertible Loan Warrants | Level 3
FAIR VALUE MEASUREMENT
Fair value | €		€ 5,335
Warrants outstanding | shares	1,250,000	1,250,000
2025 Convertible Loan Conversion Option | Conversion price
FAIR VALUE MEASUREMENT
Key inputs	2.15	2.15
2025 Convertible Loan Conversion Option | Calibrated rate
FAIR VALUE MEASUREMENT
Key inputs	0.797	0.797
2025 Convertible Loan Conversion Option | CDS spread
FAIR VALUE MEASUREMENT
Key inputs	0.148	0.148
2025 Convertible Loan Conversion Option | Level 3
FAIR VALUE MEASUREMENT
Fair value | €		€ 3,350
Principal amount | $	$ 2.5
XJ Share Price Protection | Share price
FAIR VALUE MEASUREMENT
Key inputs	6.26	6.26
XJ Share Price Protection | Strike
FAIR VALUE MEASUREMENT
Key inputs	0.215	0.215
XJ Share Price Protection | Volatility
FAIR VALUE MEASUREMENT
Key inputs	0.912	0.912
XJ Share Price Protection | Risk-free rate
FAIR VALUE MEASUREMENT
Key inputs	0.04	0.04
XJ Share Price Protection | Level 3
FAIR VALUE MEASUREMENT
Fair value | €		€ 1,313
XJ Share Price Protection | Level 3 | XJ Harbour HK limited
FAIR VALUE MEASUREMENT
Number of shares held | shares	10,162,575	10,162,575
2028 Convertible Notes - warrants | Share price
FAIR VALUE MEASUREMENT
Key inputs	6.26	6.26
2028 Convertible Notes - warrants | Strike
FAIR VALUE MEASUREMENT
Key inputs	8.01	8.01
2028 Convertible Notes - warrants | Volatility
FAIR VALUE MEASUREMENT
Key inputs	1.117	1.117
2028 Convertible Notes - warrants | Risk-free rate
FAIR VALUE MEASUREMENT
Key inputs	0.04	0.04
2028 Convertible Notes - warrants | Level 3
FAIR VALUE MEASUREMENT
Fair value | €		€ 12,195
2028 Convertible Notes - conversion option | Conversion price
FAIR VALUE MEASUREMENT
Key inputs	8.0125	8.0125
2028 Convertible Notes - conversion option | Calibrated rate
FAIR VALUE MEASUREMENT
Key inputs	0.685	0.685
2028 Convertible Notes - conversion option | CDS spread
FAIR VALUE MEASUREMENT
Key inputs	0.248	0.248
2028 Convertible Notes - conversion option | Level 3
FAIR VALUE MEASUREMENT
Fair value | €		€ 6,307